Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
21.	Commitments and contingencies

( a )	Litigation
In the ordinary course of the business, the Group is subject to periodic legal or administrative proceedings. As of December 31, 2018 and 2019, the Group is not a party to any legal or administrative proceedings which will have a material adverse effect on the Group’s financial position, results of operations and cash flows.